PROVISION FOR ENVIRONMENTAL LIABILITIES AND ASSET RETIREMENT OBLIGATIONS (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2025	Dec. 31, 2024
IfrsStatementLineItems [Line Items]
Provision for environmental liabilities and decommissioning of assets	R$ 1,187,609	R$ 1,133,363
Environmental Liabilities [Member]
IfrsStatementLineItems [Line Items]
Provision for environmental liabilities and decommissioning of assets	119,664	155,471
Asset Retirement Obligations [Member]
IfrsStatementLineItems [Line Items]
Provision for environmental liabilities and decommissioning of assets	R$ 1,067,945	R$ 977,892